Intangible assets (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Schedule of Changes in Intangible Assets	Intangible assets

	30 June	31 December
	2018	2017
Goodwill	958	816
Software	773	648
Other	54	5

	1,785	1,469

Schedule of Goodwill Allocation to Group of CGUs

Goodwill is allocated to groups of Cash Generating Units (CGUs) as follows:

Goodwill allocation to group of CGUs

	30 June	31 December
Group of CGU’s	2018	2017
Retail Netherlands	14
Retail Belgium	50	50
Retail Germany	349	349
Retail Growth Markets[1]	262	307
Wholesale Banking[1]	283	110

	958	816

1

Goodwill related to Growth Market countries is allocated across two groups of CGUs EUR 262 million (31 December 2017: EUR 307 million) to Retail Growth Markets and EUR 76 million (31 December 2017: EUR 90 million) to Wholesale Banking.